Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Earnings Per Share
The calculations of earnings per ordinary share (EPS) are based on profit after tax and the weighted number of shares in issue during the year / period.

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised* £m
Earnings
Profit for the year / period	4.4	12.8	12.5	44.4

	Million	Million	Million	Million
Number of shares
Weighted average number of ordinary shares in issue	227.1	220.0	208.0	205.4
Less ordinary shares held by Equiniti Share Plan Trustees Limited	(0.4)	(0.4)	(0.4)	(0.5)

Weighted average number of ordinary shares for the purposes of basic EPS	226.7	219.6	207.6	204.9
Effect of potentially dilutive ordinary shares—share options and awards	2.2	2.4	2.0	1.8

Weighted average number of ordinary shares for the purposes of diluted EPS	228.9	222.0	209.6	206.7

*	See note 1( d ) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.

	Year ended 31 December 2021	Six months ended 31 December 2020 (revised*)	Year ended 30 June 2020 (revised*)	Year ended 30 June 2019 (revised*)
Basic EPS	1.9p	5.8p	6.0p	21.7p
Diluted EPS	1.9p	5.8p	6.0p	21.5p

*	See note 1( d ) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.